Profit interest units of SIS Holdings LP	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Profit interest units of SIS Holdings LP
Note 12. Profit interest units of SIS Holdings LP
All awards under the SIS Holdings LP Class B Unit Plan (the “SIS Plan”) were issued in 2017, 2018 and 2019 (none in 2020 or 2021).
Equity-based compensation costs was as follows (in millions) and is included in the following captions in the accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues, excluding depreciation and amortization	$0.1	$0.1	$0.2	$0.3
Selling, general and administrative expenses	1.7	1.8	3.4	3.6

Total	$1.8	$1.9	$3.6	$3.9

No related income tax benefit was recognized as of June 30, 2021 and December 31, 2020.
As of June 30, 2021, total equity-based compensation costs related to 206,414 unvested Class B units not yet recognized totaled $6.8 million, which is expected to be recognized over a weighted-average period of 2 years.

Note 14. Profit interest units of SIS Holdings LP
SIS adopted the SIS Holdings LP Class B Unit Plan (the “SIS Plan”) in May 2017. The purpose of the SIS Plan is to promote the interests of SIS and its controlled affiliates, including Cyxtera and the former Cybersecurity business, by (a) attracting and retaining officers, directors, managers, employees and consultants of SIS and its controlled affiliates, and (b) enabling such persons to acquire an equity interest in and participate in the long-term growth and financial success of SIS and its controlled affiliates. 1,000,000 Class B profit interest units were available for issuance pursuant to awards under the SIS Plan. Class B units issued under the SIS Plan are limited partnership units in SIS and are subject to the terms and conditions of the Amended and Restated Limited Partnership Agreement of SIS, dated May 1, 2017.
All awards were issued in 2017, 2018 and 2019 (none in 2020). Awards under the SIS Plan are subject to a vesting schedule measured by a service condition such that awards vest 25% after the first anniversary of issue date (or, with respect to certain employees, the earlier of their hire date and May 1, 2017) and the remainder vest in equal monthly installments over the 42 months following the initial vesting date. In addition, vesting of all unvested units will be accelerated upon the satisfaction of a performance condition, namely an “exit event”. An exit event is defined as a change of control through sale of all or substantially all of the assets of SIS and its subsidiaries (whether by merger, recapitalization, stock sale or other sale or business combination, including the sale of any subsidiary accounting for all or substantially all of the revenues of SIS and its subsidiaries on a consolidated basis) or any transaction resulting in a change of in excess of 50% of the beneficial ownership of the voting units of SIS. The holders of the Class B units were not required to make any capital contributions to SIS or the Company in exchange for their Class B units and are entitled to receive distributions on their vested units (including those accelerated upon an exit event).
In 2019 and 2018, Class B units were issued to employees of the Company as well as other affiliates of SIS, including the Management Company (none in 2020) and the former Cybersecurity business.
Compensation expense related to the Class B units is recognized based on the estimated fair values of the Class B units and recognized on straight line basis over the service period. The fair value of the Class B units was estimated using a Black-Scholes OPM, which estimates the fair value of each class of security using call options. Similar to call options for publicly-traded stock, call options used in an OPM assign value to each class of security based on the potential to profit from the upside of the business while taking into account the unique characteristics of each class of security. Each call option gives its holder the right, but not the obligation, to buy the underlying asset at a predetermined price, or exercise price. The starting equity value is based on the total equity value of the Company rather than, in the case of a regular call option, the per share stock price.
The strike prices on the options in an OPM model are represented by “breakpoints”, which are the points at which there is a change in the proportion of the claims of the various securities on the total equity value.
Each junior security is considered a call option with a claim on the equity value at an exercise price which settles all of the more senior claims and takes into account the unique characteristics of each class of security. A discount for lack of marketability was then calculated based the Finnerty model, using series-specific volatility, and applied to the per share value of Class B units produced by the OPM, to arrive at a non-marketable
value.
The following inputs were used in the valuation of the Class B units for grants issued during the years ended December 31, 2019 and 2018:

	2019	2018
Expected life (years)	3.9	4
Risk-free rate (%)	1.55%	2.70%
Expected volatility (%)	45%	35%
Expected dividend (%)	0%	0%
Expected life:
The expected term to a liquidity event was estimated based on the Company’s view of timeline to achieve an exit event.
Risk-free rate:
The Company estimated the risk-free rate based on the U.S. constant maturity treasury rate where the maturity is commensurate with the expected term.
Expected volatility:
Since the Company is private, the volatility was estimated based on historical equity volatilities of a group of publicly traded comparable companies, adjusted for leverage.
Expected dividend:
The Company has not paid and is not expecting to pay dividends in the foreseeable future.
A summary of PIU awards granted by SIS to the employees of the Company, including the impact from the Cybersecurity
Spin-Off
described in Note 3 for the years ended December 31, 2020, 2019 and 2018 is presented below:

	Number of units	Weighted- average grant date fair value
Outstanding at December 31, 2018	970,562	$84.28
Granted	94,803	82.54
Forfeited	(116,892)	(106.40)
Effect of Cybersecurity Spin-Off	(261,759)	(86.77)

Outstanding at December 31, 2019	686,714	$82.65
Forfeited	(48,995)	(81.95)

Outstanding at December 31, 2020	637,718	$82.70

Equity-based compensation costs totaled $7.5 million, $15.9 million and $14.9 million, respectively for the years ended December 31, 2020, 2019 and 2018, of which $6.9 million, $14.5 million and $12.3 million, respectively is included in selling, general and administrative expenses and $0.6 million, $1.4 million and $2.6 million, respectively is included in cost of revenues, excluding depreciation and amortization, in the accompanying statements of operations. No related income tax benefit was recognized as of December 31, 2020, 2019 or 2018.
As of December 31, 2020, total equity-based compensation costs related to 206,414 unvested Class B units not yet recognized totaled $8.3 million, which is expected to be recognized over a w
e
ighted-average period of 2 years.